VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2022
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—0.0%
Oil, Gas & Consumable Fuels—0.0%
Cobalt International Energy, Inc. 7.750%, 12/1/23(1)(2)	$ 4,647	$ 67
Total Corporate Bonds and Notes (Identified Cost $1,843)		67

	Shares
Convertible Preferred Stocks—4.5%
Auto Components—0.2%
Aptiv plc Series A, 5.500%	26,705	3,301
Banks—0.7%
Bank of America Corp. Series L, 7.250%	3,285	3,997
Wells Fargo & Co. Series L, 7.500%	4,565	5,531
		9,528

Capital Markets—0.1%
KKR & Co., Inc. Series C, 6.000%	32,810	2,151
Commercial Services & Supplies—0.1%
GFL Environmental, Inc., 6.000%	24,395	1,670
Diversified Financial Services—0.1%
Chewy, Inc. 2020 Mandatory Exchangeable Trust 144A, 6.500%(3)	1,585	1,171
Electric Utilities—0.6%
NextEra Energy, Inc., 5.279%	73,085	3,429
NextEra Energy, Inc., 6.219%	90,705	4,291
		7,720

Electronic Components—0.1%
II-VI, Inc. Series A, 6.000%	4,235	1,078
Healthcare Equipment & Supplies—0.4%
Boston Scientific Corp. Series A, 5.500%	45,000	5,078
Life Sciences Tools & Services—0.9%
Avantor, Inc. Series A, 6.250%	39,285	3,812
Danaher Corp. Series B, 5.000%	6,075	8,381
		12,193

Machinery—0.1%
Stanley Black & Decker, Inc., 5.250%	16,635	1,307
Pharmaceuticals—0.1%
Elanco Animal Health, Inc., 5.000%	38,480	1,541
Professional Services—0.1%
Clarivate plc Series A, 5.250%	26,810	1,730
Semiconductors & Semiconductor Equipment—0.7%
Broadcom, Inc. Series A, 8.000%	5,255	9,167
	Shares	Value

Telecommunications—0.3%
T-Mobile US 2020 Cash Mandatory Exchangeable Trust 144A, 5.250%(3)	3,695	$ 4,039
Total Convertible Preferred Stocks (Identified Cost $61,615)		61,674

Common Stocks—75.5%
Automobiles—0.4%
Ferrari N.V.	24,357	5,109
Banks—3.9%
Citigroup, Inc.	448,906	21,642
First Republic Bank	52,325	7,808
JPMorgan Chase & Co.(4)	202,436	24,163
		53,613

Biotechnology—1.3%
AbbVie, Inc.	65,454	9,614
Amgen, Inc.	33,982	7,924
		17,538

Capital Markets—2.9%
Broadridge Financial Solutions, Inc.	54,459	7,849
Intercontinental Exchange, Inc.	59,063	6,840
Morgan Stanley	127,824	10,301
MSCI, Inc. Class A	23,256	9,797
Nasdaq, Inc.	32,615	5,133
		39,920

Chemicals—2.1%
Celanese Corp.	78,841	11,585
Linde plc	32,049	9,998
Sherwin-Williams Co. (The)	26,367	7,250
		28,833

Commercial Services & Supplies—0.9%
Cintas Corp.	14,065	5,587
Waste Management, Inc.	39,624	6,516
		12,103

Consumer Finance—0.4%
American Express Co.	35,427	6,189
Distributors—0.9%
Pool Corp.	29,192	11,829
Diversified Consumer Services—0.8%
Rollins, Inc.	329,613	11,055
Diversified Telecommunication Services—0.3%
Verizon Communications, Inc.	95,847	4,438
Electric Utilities—0.7%
NextEra Energy, Inc.(4)	132,612	9,418
See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022
($ reported in thousands)
	Shares	Value

Electrical Equipment—0.8%
AMETEK, Inc.	86,021	$ 10,861
Equity Real Estate Investment—5.6%
Alexandria Real Estate Equities, Inc.	24,725	4,504
American Tower Corp.	170,011	40,976
Crown Castle International Corp.	57,196	10,593
Equinix, Inc.	14,376	10,338
Sun Communities, Inc.	58,042	10,190
		76,601

Food & Staples Retailing—1.1%
Costco Wholesale Corp.	16,163	8,594
Walmart, Inc.	41,092	6,287
		14,881

Gas Utilities—0.7%
Atmos Energy Corp.	90,917	10,310
Healthcare Equipment & Supplies—1.3%
ResMed, Inc.	47,282	9,455
Stryker Corp.	36,880	8,898
		18,353

Healthcare Providers & Services—1.1%
Chemed Corp.	20,503	10,075
UnitedHealth Group, Inc.	10,351	5,264
		15,339

Healthcare Technology—0.8%
Veeva Systems, Inc. Class A(5)	59,008	10,737
Hotels, Restaurants & Leisure—3.3%
Chipotle Mexican Grill, Inc. Class A(5)	3,209	4,671
Domino’s Pizza, Inc.	26,524	8,965
McDonald’s Corp.	76,930	19,168
Starbucks Corp.	137,088	10,232
Wingstop, Inc.	33,079	3,036
		46,072

Industrial Conglomerates—1.3%
Honeywell International, Inc.	59,688	11,550
Roper Technologies, Inc.	13,428	6,310
		17,860

Insurance—2.0%
Allstate Corp. (The)	63,969	8,095
Kinsale Capital Group, Inc.	46,430	10,293
Willis Towers Watson plc	44,320	9,522
		27,910

Interactive Media & Services—1.8%
Alphabet, Inc. Class A(5)	6,443	14,704
Alphabet, Inc. Class C(5)	4,377	10,064
		24,768

	Shares	Value

Internet & Direct Marketing Retail—2.0%
Amazon.com, Inc.(4)(5)	11,056	$ 27,481
IT Services—3.3%
Mastercard, Inc. Class A	95,649	34,757
Visa, Inc. Class A	51,287	10,931
		45,688

Life Sciences Tools & Services—3.2%
Agilent Technologies, Inc.	38,994	4,651
Danaher Corp.	38,458	9,658
Repligen Corp.(5)	61,711	9,703
Thermo Fisher Scientific, Inc.(4)	18,977	10,493
West Pharmaceutical Services, Inc.	28,174	8,877
		43,382

Machinery—2.8%
Cummins, Inc.	55,717	10,541
Stanley Black & Decker, Inc.	163,059	19,592
Toro Co. (The)	100,025	8,015
		38,148

Multiline Retail—0.5%
Dollar General Corp.	27,787	6,600
Oil, Gas & Consumable Fuels—0.8%
Phillips 66	133,368	11,571
Personal Products—0.8%
Estee Lauder Cos., Inc. (The) Class A	40,969	10,818
Pharmaceuticals—3.0%
Johnson & Johnson(4)	29,315	5,290
Merck & Co., Inc.	221,497	19,645
Zoetis, Inc. Class A	88,911	15,759
		40,694

Professional Services—0.7%
TransUnion	118,295	10,353
Road & Rail—1.2%
Norfolk Southern Corp.	42,876	11,057
Union Pacific Corp.	22,893	5,364
		16,421

Semiconductors & Semiconductor Equipment—6.8%
Advanced Micro Devices, Inc.(5)	111,060	9,498
ASML Holding N.V. Registered Shares	27,279	15,379
Broadcom, Inc.	18,739	10,389
KLA Corp.	34,388	10,979
Lam Research Corp.	23,037	10,730
NVIDIA Corp.	79,940	14,826
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	109,428	10,169
Texas Instruments, Inc.	65,470	11,146
		93,116

See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022
($ reported in thousands)
	Shares	Value

Software—8.0%
Adobe, Inc. (5)	53,276	$ 21,094
Cadence Design Systems, Inc.(5)	54,837	8,272
Intuit, Inc.	24,605	10,303
Microsoft Corp.(4)	156,910	43,546
Salesforce, Inc.(5)	125,428	22,068
Synopsys, Inc.(5)	17,817	5,110
		110,393

Specialty Retail—2.9%
Best Buy Co., Inc.	81,027	7,287
Home Depot, Inc. (The)(4)	108,743	32,666
		39,953

Technology Hardware, Storage & Peripherals—3.0%
Apple, Inc.(4)	264,633	41,719
Textiles, Apparel & Luxury Goods—1.3%
Lululemon Athletica, Inc.(5)	20,439	7,248
NIKE, Inc. Class B(4)	87,066	10,857
		18,105

Water Utilities—0.8%
American Water Works Co., Inc.(4)	67,302	10,370
Total Common Stocks (Identified Cost $983,087)		1,038,549

Warrant—0.0%
Oil, Gas & Consumable Fuels—0.0%
Nabors Industries Ltd.(5)	876	28
Total Warrant (Identified Cost $—)		28

	Par Value
Convertible Bonds and Notes—18.1%
Airlines—0.4%
American Airlines Group, Inc. 6.500%, 7/1/25	$ 815	1,137
Southwest Airlines Co. 1.250%, 5/1/25	3,235	4,417
		5,554

Auto Manufacturers—0.5%
Ford Motor Co. 0.000%, 3/15/26	2,515	2,670
Lucid Group, Inc. 144A 1.250%, 12/15/26(3)	2,505	1,728
NIO, Inc. 0.000%, 2/1/26	2,110	1,747
		6,145

Banks—0.3%
BofA Finance LLC 0.125%, 9/1/22	1,830	1,826
	Par Value	Value

Banks—continued
JPMorgan Chase Bank NA 144A 0.125%, 1/1/23(3)	$ 1,875	$ 1,843
		3,669

Biotechnology—0.8%
BioMarin Pharmaceutical, Inc.
0.599%, 8/1/24	910	925
1.250%, 5/15/27	1,715	1,762
Bridgebio Pharma, Inc. 2.250%, 2/1/29	2,165	1,066
Guardant Health, Inc. 0.000%, 11/15/27	2,055	1,643
Halozyme Therapeutics, Inc. 0.250%, 3/1/27	2,845	2,441
Illumina, Inc. 0.000%, 8/15/23	135	141
Insmed, Inc. 0.750%, 6/1/28	925	868
Livongo Health, Inc. 0.875%, 6/1/25	1,715	1,454
		10,300

Commercial Services—0.9%
Affirm Holdings, Inc. 144A 0.000%, 11/15/26(3)	3,685	2,438
Block, Inc.
0.125%, 3/1/25	880	981
0.000%, 5/1/26	2,510	2,160
0.250%, 11/1/27	3,095	2,524
Chegg, Inc. 0.125%, 3/15/25	1,360	1,208
Shift4 Payments, Inc.
0.000%, 12/15/25	1,155	1,111
144A 0.500%, 8/1/27(3)	2,465	2,006
		12,428

Computers—0.5%
3D Systems Corp. 144A 0.000%, 11/15/26(3)	1,060	783
Lumentum Holdings, Inc. 0.500%, 12/15/26	2,685	2,808
Pure Storage, Inc. 0.125%, 4/15/23	1,145	1,402
Zscaler, Inc. 0.125%, 7/1/25	1,470	2,182
		7,175

Cosmetics & Personal Care—0.1%
Beauty Health Co. (The) 144A 1.250%, 10/1/26(3)	1,880	1,577
Diversified Financial Services—0.5%
Coinbase Global, Inc. 144A 0.500%, 6/1/26(3)	3,500	2,802
SoFi Technologies, Inc. 144A 0.000%, 10/15/26(3)	3,180	2,132

See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022
($ reported in thousands)
	Par Value	Value

Diversified Financial Services—continued
Upstart Holdings, Inc. 144A 0.250%, 8/15/26(3)	$ 1,880	$ 1,438
		6,372

Electronics—0.1%
II-VI, Inc. 0.250%, 9/1/22	1,190	1,574
Energy-Alternate Sources—0.4%
Enphase Energy, Inc.
0.000%, 3/1/26	1,655	1,558
0.000%, 3/1/28	2,485	2,363
SolarEdge Technologies, Inc. 0.000%, 9/15/25	1,780	2,069
		5,990

Entertainment—0.5%
DraftKings, Inc. 0.000%, 3/15/28	3,600	2,392
Live Nation Entertainment, Inc. 2.000%, 2/15/25	1,285	1,540
Vail Resorts, Inc. 0.000%, 1/1/26	2,540	2,389
		6,321

Equity Real Estate Investment Trusts (REITs)—0.2%
Pebblebrook Hotel Trust 1.750%, 12/15/26	2,255	2,552
Healthcare-Products—0.5%
Exact Sciences Corp.
0.375%, 3/15/27	1,285	1,094
0.375%, 3/1/28	605	486
Insulet Corp. 0.375%, 9/1/26	2,370	2,915
Novocure Ltd. 0.000%, 11/1/25	1,580	1,420
Omnicell, Inc. 0.250%, 9/15/25	1,080	1,332
		7,247

Healthcare-Services—0.4%
Anthem, Inc. 2.750%, 10/15/42	445	3,175
Oak Street Health, Inc. 0.000%, 3/15/26	2,675	1,958
		5,133

Internet—4.4%
Airbnb, Inc. 0.000%, 3/15/26	5,310	4,867
Booking Holdings, Inc. 0.750%, 5/1/25	2,670	3,711
Etsy, Inc.
0.125%, 9/1/27	2,790	2,416
144A 0.250%, 6/15/28(3)	2,530	2,011
Expedia Group, Inc. 0.000%, 2/15/26	4,050	4,749
	Par Value	Value

Internet—continued
Lyft, Inc. 1.500%, 5/15/25	$ 1,405	$ 1,576
Mandiant, Inc. 0.875%, 6/1/24	1,830	2,002
Match Group Financeco 2, Inc. 144A 0.875%, 6/15/26(3)	2,905	3,322
Okta, Inc. 0.375%, 6/15/26	2,975	2,655
Opendoor Technologies, Inc. 144A 0.250%, 8/15/26(3)	1,125	791
Palo Alto Networks, Inc. 0.375%, 6/1/25	4,095	7,850
Sea Ltd. 0.250%, 9/15/26	3,790	2,852
Shopify, Inc. 0.125%, 11/1/25	2,300	1,996
Snap, Inc.
0.000%, 5/1/27	4,740	3,761
144A 0.125%, 3/1/28(3)	1,780	1,560
Spotify USA, Inc. 0.000%, 3/15/26	2,825	2,300
Twitter, Inc. 0.000%, 3/15/26	4,185	3,953
Uber Technologies, Inc. 0.000%, 12/15/25	4,825	4,166
Wayfair, Inc. 0.625%, 10/1/25	3,880	2,897
Zillow Group, Inc. 2.750%, 5/15/25	1,435	1,480
		60,915

Leisure Time—0.6%
NCL Corp., Ltd. 144A 1.125%, 2/15/27(3)	3,980	3,476
Royal Caribbean Cruises Ltd.
4.250%, 6/15/23	2,490	3,066
2.875%, 11/15/23	1,625	1,870
		8,412

Machinery-Diversified—0.1%
Middleby Corp. (The) 1.000%, 9/1/25	1,345	1,756
Media—1.0%
DISH Network Corp.
0.000%, 12/15/25	2,230	2,012
3.375%, 8/15/26	2,785	2,388
Liberty Broadband Corp.
144A 1.250%, 9/30/50(3)	290	273
144A 2.750%, 9/30/50(3)	1,745	1,675
Liberty Media Corp.
1.375%, 10/15/23	2,190	2,847
144A 0.500%, 12/1/50(3)	2,960	3,838
		13,033

Metal Fabricate/Hardware—0.1%
Xometry, Inc. 144A 1.000%, 2/1/27(3)	1,190	1,036

See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022
($ reported in thousands)
	Par Value	Value

Mining—0.1%
MP Materials Corp. 144A 0.250%, 4/1/26(3)	$ 1,805	$ 1,995
Oil, Gas & Consumable Fuels—0.3%
Pioneer Natural Resources Co. 0.250%, 5/15/25	2,150	4,732
Pharmaceuticals—0.7%
Dexcom, Inc. 0.250%, 11/15/25	5,165	5,400
Jazz Investments I Ltd. 2.000%, 6/15/26	3,770	4,602
		10,002

Real Estate—0.1%
Redfin Corp. 0.000%, 10/15/25	965	669
Retail—0.2%
Burlington Stores, Inc. 2.250%, 4/15/25	1,830	2,195
Dick’s Sporting Goods, Inc. 3.250%, 4/15/25	355	1,065
		3,260

Semiconductors—0.7%
MACOM Technology Solutions Holdings, Inc. 0.250%, 3/15/26	865	810
Microchip Technology, Inc. 0.125%, 11/15/24	5,456	5,777
Silicon Laboratories, Inc. 0.625%, 6/15/25	1,275	1,618
Wolfspeed, Inc. 144A 0.250%, 2/15/28(3)	1,010	1,010
		9,215

Software—3.7%
Akamai Technologies, Inc.
0.125%, 5/1/25	2,355	2,948
0.375%, 9/1/27	1,275	1,402
Alteryx, Inc. 0.500%, 8/1/24	2,170	1,973
Avalara, Inc. 144A 0.250%, 8/1/26(3)	2,790	2,229
Bentley Systems, Inc.
0.125%, 1/15/26	1,995	1,903
144A 0.375%, 7/1/27(3)	950	805
Bill.com Holdings, Inc. 144A 0.000%, 4/1/27(3)	3,850	3,244
Blackline, Inc. 0.000%, 3/15/26	1,115	918
Cloudflare, Inc. 144A 0.000%, 8/15/26(3)	4,040	3,525
Confluent, Inc. 144A 0.000%, 1/15/27(3)	2,585	1,980
Coupa Software, Inc. 0.375%, 6/15/26	5,485	4,459
DigitalOcean Holdings, Inc. 144A 0.000%, 12/1/26(3)	2,455	1,840
	Par Value	Value

Software—continued
DocuSign, Inc. 0.000%, 1/15/24	$ 1,765	$ 1,639
Five9, Inc. 0.500%, 6/1/25	1,790	1,926
MicroStrategy, Inc. 0.000%, 2/15/27	2,285	1,448
MongoDB, Inc. 0.250%, 1/15/26	1,260	2,255
Nutanix, Inc. 144A 0.250%, 10/1/27(3)	1,765	1,412
RingCentral, Inc. 0.000%, 3/1/25	3,075	2,577
Splunk, Inc.
0.500%, 9/15/23	930	980
1.125%, 6/15/27	4,555	4,086
Tyler Technologies, Inc. 0.250%, 3/15/26	1,490	1,515
Unity Software, Inc. 144A 0.000%, 11/15/26(3)	4,350	3,365
Workday, Inc. 0.250%, 10/1/22	2,045	2,896
		51,325

Transportation—0.0%
Air Transport Services Group, Inc. 1.125%, 10/15/24	530	603
Total Convertible Bonds and Notes (Identified Cost $279,842)		248,990

Total Long-Term Investments—98.1% (Identified Cost $1,326,387)		1,349,308

	Shares
Short-Term Investment—1.9%
Money Market Mutual Fund—1.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.239%)(6)	26,004,807	26,005
Total Short-Term Investment (Identified Cost $26,005)		26,005

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—100.0% (Identified Cost $1,352,392)		1,375,313

See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022
($ reported in thousands)
Value
Written Options—(0.0)%
(See open written options schedule)
Total Written Options (Premiums Received $949)	$ (353)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—100.0% (Identified Cost $1,351,443)	$1,374,960
Other assets and liabilities, net—0.0%	163
NET ASSETS—100.0%	$1,375,123

Abbreviations:
ADR	American Depositary Receipt
LLC	Limited Liability Company
MSCI	Morgan Stanley Capital International
NA	National Association
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(2)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, these securities amounted to a value of $61,344 or 4.5% of net assets.
(4)	All or a portion of the security is segregated as collateral for written options.
(5)	Non-income producing.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Country Weightings†
United States	94%
Netherlands	1
United Kingdom	1
Canada	1
Taiwan	1
Ireland	1
Bermuda	1
Total	100%
† % of total investments, net of written options, as of April 30, 2022.
Open Written Options contracts as of April 30, 2022 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Adobe, Inc.	(49)	$(2,303)	$470.00	05/20/22	$(3)
Adobe, Inc.	(99)	(4,900)	495.00	05/20/22	(2)
Advanced Micro Devices, Inc.	(111)	(1,221)	110.00	05/20/22	(6)
Advanced Micro Devices, Inc.	(222)	(2,664)	120.00	05/20/22	(5)
Alphabet, Inc.	(13)	(3,835)	2,950.00	06/17/22	(4)
Alphabet, Inc.	(20)	(5,250)	2,625.00	06/17/22	(42)
Amazon.com, Inc.	(16)	(5,440)	3,400.00	05/20/22	(2)
Amazon.com, Inc.	(22)	(7,920)	3,600.00	05/20/22	(2)
American Tower Corp.	(340)	(9,860)	290.00	05/20/22	(1)
Apple, Inc.	(264)	(4,884)	185.00	05/20/22	(4)
Apple, Inc.	(529)	(10,315)	195.00	05/20/22	(3)
ASML Holding N.V.	(81)	(5,670)	700.00	05/20/22	(6)
Best Buy Co., Inc.	(243)	(2,673)	110.00	05/20/22	(4)
Broadcom, Inc.	(28)	(1,848)	660.00	05/20/22	(1)
Broadcom, Inc.	(37)	(2,516)	680.00	05/20/22	(1)
Cadence Design Systems, Inc.	(109)	(1,853)	170.00	05/20/22	(16)
Chipotle Mexican Grill, Inc.	(4)	(700)	1,750.00	05/20/22	(1)
Citigroup, Inc.	(448)	(2,464)	55.00	05/20/22	(5)
Citigroup, Inc.	(897)	(5,382)	60.00	05/20/22	(4)
Costco Wholesale Corp.	(48)	(3,120)	650.00	05/20/22	(—)(3)
See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022
($ reported in thousands)
Open Written Options contracts as of April 30, 2022 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Home Depot, Inc. (The)	(326)	$(11,410)	$350.00	05/20/22	$(20)
Intuit, Inc.	(61)	(3,233)	530.00	05/20/22	(3)
KLA Corp.	(68)	(2,584)	380.00	05/20/22	(11)
Lam Research Corp.	(44)	(2,354)	535.00	05/20/22	(19)
Mastercard, Inc.	(95)	(3,705)	390.00	05/20/22	(38)
Mastercard, Inc.	(191)	(7,831)	410.00	05/20/22	(22)
McDonald’s Corp.	(192)	(5,184)	270.00	05/20/22	(5)
Merck & Co., Inc.	(550)	(5,225)	95.00	05/20/22	(14)
Microsoft Corp.	(235)	(7,285)	310.00	05/20/22	(18)
Microsoft Corp.	(235)	(7,520)	320.00	06/17/22	(34)
Nasdaq, Inc.	(65)	(1,268)	195.00	05/20/22	(—)(3)
NextEra Energy, Inc.	(265)	(2,385)	90.00	05/20/22	(1)
NIKE, Inc.	(217)	(3,147)	145.00	05/20/22	(4)
Norfolk Southern Corp.	(85)	(2,380)	280.00	05/20/22	(11)
NVIDIA Corp.	(79)	(1,896)	240.00	05/20/22	(5)
NVIDIA Corp.	(159)	(4,134)	260.00	05/20/22	(4)
Salesforce.com, Inc.	(277)	(5,817)	210.00	05/20/22	(11)
Starbucks Corp.	(411)	(3,699)	90.00	05/20/22	(4)
Synopsys, Inc.	(26)	(858)	330.00	05/20/22	(7)
Taiwan Semiconductor Manufacturing Co. Ltd.	(218)	(2,507)	115.00	05/20/22	(1)
Taiwan Semiconductor Manufacturing Co. Ltd.	(109)	(1,308)	120.00	05/20/22	(—)(3)
Thermo Fisher Scientific, Inc.	(56)	(3,584)	640.00	05/20/22	(3)
Union Pacific Corp.	(68)	(1,802)	265.00	05/20/22	(2)
Veeva Systems, Inc.	(88)	(2,024)	230.00	05/20/22	(2)
Visa, Inc.	(153)	(3,825)	250.00	05/20/22	(2)
Total Written Options					$(353)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options
(3) Amount is less than $500.
The following table summarizes the market value of the Fund’s investments as of April 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at April 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$67	$—	$—	$67
Convertible Bonds and Notes	248,990	—	248,990	—
Equity Securities:
Common Stocks	1,038,549	1,038,549	—	—
Convertible Preferred Stocks	61,674	56,464	5,210	—
Warrant	28	28	—	—
Money Market Mutual Fund	26,005	26,005	—	—
Total Investments, before Written Options	1,375,313	1,121,046	254,200	67
Liabilities:
Other Financial Instruments:
Written Options	(353)	(341)	(12)	—
Total Investments, Net of Written Options	$1,374,960	$1,120,705	$254,188	$67
There were no transfers into or out of Level 3 related to securities held at April 30, 2022.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022
($ reported in thousands)
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended April 30, 2022.
See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities, and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Note 2. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the schedule of investments will be available for issuance, and has determined that the following subsequent events require recognition or disclosure in this Schedule of Investments:
On May 18, 2022, the Fund had been informed by AllianzGI U.S., the subadviser to the Fund, that AllianzGI U.S. will no longer act as a subadviser to the Fund after a transition period of up to four months. Consequently, in the coming weeks, the Board of each Fund will consider possible options and alternatives, including a potential proposal to Fund shareholders to approve a new subadviser.  Concurrently, AllianzGI announced its intention to enter into an agreement with Voya Investment Management (“Voya”) to transfer the investment team who currently manage the Fund to Voya. AllianzGI will bear all expenses associated with the transition of the Fund, including expenses associated with obtaining necessary shareholder approvals.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.